INCOME TAXES - SCHEDULE OF INCOME BEFORE INCOME TAXES AND NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S.			$ 149,340	$ 147,210	$ 152,645
Foreign			30,045	68,426	34,598
Earnings before income taxes	$ 12,364	$ 34,168	$ 179,385	$ 215,636	$ 187,243